Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. (“Cloudminds”)	A company controlled by a director of the Company *

*	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.

Schedule of significant related party transactions

	For the years ended December 31,
	2017	2018	2019
	$	$	$
Software services provided to:
Intel (China) Co., Ltd.	9	-	-
Intel Asia-Pacific Research and Development Ltd.	79	-	-
Intel (China) Research Center Co., Ltd.	8	-	-
Cloudminds	-	1,373	-

Loan from:
Hareesh Ramanna		22	-

	For the years ended December 31,
	2017	2018	2019
	$	$	$
Loan from:
Bluecap	-	1,059	3,273

Interest expense on loan from:
Bluecap	-	12	211